Related Party Disclosures - Compensation of Key Management Personnel and Other Related Parties (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Management Board
Related party disclosures
Key management personnel compensation	€ 648,000	€ 764,000	€ 786,000
Short-term employee benefits	636,000	756,000	782,000
Post-employment benefits	12,000	8,000	4,000
Supervisory Board
Related party disclosures
Key management personnel compensation	284,300	110,000	150,000
Short-term employee benefits	284,300	110,000	150,000
Key managerial person remaining liability	214,300,000	47,500,000
Close Family Member
Related party disclosures
Key management personnel compensation	52,363	55,551	54,354
Short-term employee benefits	44,503	47,586	46,389
Post-employment benefits	7,860	7,965	7,965
Executive management (Jurgen Eichner)
Related party disclosures
Payment of supervisory board compensation	€ 117,750,000	€ 62,500,000	€ 10,000,000